Use of estimates and critical accounting judgements - Pension, tax, lease (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (487)	€ 103
Deductible temporary differences, tax losses carry forward and tax credits for which no deferred tax asset are recognised	20,426	20,465
Lease extension options reasonably certain not to be exercised	560
Lease termination options expected to be exercised	79
Lease liabilities	1,030	1,066
Present value of defined benefit obligation
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	24,663	23,955	€ 25,497
Defined benefit pension assets
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (26,180)	€ (24,479)	€ (25,535)